Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Strategic Global Bond Fund, Inc. - Investor C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 157
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	934
Expense Example, No Redemption, 10 Years	$ 1,873